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LISA R. PRICE lisa.price@dechert.com +1 212 649 8795 Direct +1 212 698 0495 Fax

December 23, 2011

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	PACE Select Advisors Trust (“Registrant”)
File Nos. 33-87254 and 811-8764
Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (“Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, we hereby submit for filing exhibits containing interactive data format risk/return summary information for the Registrant’s Prospectuses, each dated November 28, 2011.  The purpose of this filing is to submit the XBRL information incorporating certain changes to such Prospectuses relating to certain series of the Registrant that were made after the Amendment became effective on November 28, 2011.

No fees are required in connection with this filing.  If you have any questions or comments, please contact the undersigned at 212.649.8795 or Eric Sanders, Associate General Counsel, UBS Global Asset Management (Americas) Inc., at 212.882.5546.

Very truly yours,

/s/ Lisa R. Price

Lisa R. Price

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